Consolidated Balance Sheets Details	12 Months Ended
Feb. 28, 2017
Balance Sheet Related Disclosures [Abstract]
Consolidated Balance Sheets Details
CONSOLIDATED BALANCE SHEET DETAILS
Accounts receivable, net
The allowance for doubtful accounts as at February 28, 2017 was $12 million (February 29, 2016 - $10 million).
There was one customer that comprised more than 10% of accounts receivable as at February 28, 2017 (February 29, 2016 – no customer that comprised more than 10%).
Inventories
Inventories comprised the following:

	As at
	February 28, 2017	February 29, 2016
Raw materials	$4	$46
Work in process	1	32
Finished goods	21	65
	$26	$143

During fiscal 2017, the Company recorded non-cash, pre-tax charges of approximately $150 million relating to the write-down of inventory (fiscal 2016 - $36 million; fiscal 2015 - $95 million).
Other current assets
Other current assets include items such as deferred cost of sales and prepaid expenses, among other items, none of which were greater than 5% of the current assets balance in all years presented.
Property, plant and equipment, net
Property, plant and equipment comprised the following:

	As at
	February 28, 2017	February 29, 2016
Cost
Land	$—	$26
Buildings, leasehold improvements and other	101	397
BlackBerry operations and other information technology	1,070	1,183
Manufacturing equipment, research and development equipment and tooling	87	120
Furniture and fixtures	15	18
	1,273	1,744
Accumulated amortization	1,182	1,332
Net book value	$91	$412

For the year ended February 28, 2017, amortization expense related to property, plant and equipment amounted to $76 million (February 29, 2016 - $124 million; February 28, 2015 - $184 million).
Sale, disposal and abandonment of LLA
As part of the Company’s resource alignment program (the “RAP”) and the cost optimization and resource efficiency (“CORE”) program as described in Note 8, the Company has sold or disposed of a significant amount of property, plant and equipment. The Company incurred losses on the write-down of property, plant and equipment to fair value (as assets held for sale), the sale thereof, or disposal thereof of $171 million for the year ended February 28, 2017, which was primarily due to the sale of data center assets as described in Note 8 (February 29, 2016 - $195 million; February 28, 2015 - $169 million).
Intangible assets, net
Intangible assets comprised the following:

	As at February 28, 2017
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$676	$446	$230
Intellectual property	418	184	234
Other acquired intangibles	197	59	138
	$1,291	$689	$602

	As at February 29, 2016
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$677	$367	$310
Intellectual property	1,437	704	733
Other acquired intangibles	197	27	170
	$2,311	$1,098	$1,213

Other acquired intangibles include items such as customer relationships and brand.
For the year ended February 28, 2017, amortization expense related to intangible assets amounted to $163 million (February 29, 2016 - $492 million; February 28, 2015 - $510 million).
Total additions to intangible assets in fiscal 2017 amounted to $57 million (fiscal 2016 - $477 million). During fiscal 2017, the additions to intangible assets primarily consisted of payments for intellectual property relating to patent registration, licenses and maintenance fees.
Based on the carrying value of the identified intangible assets as at February 28, 2017, and assuming no subsequent impairment of the underlying assets, the annual amortization expense for each of the succeeding years is expected to be as follows: fiscal 2018 - $150 million; fiscal 2019 - $127 million; fiscal 2020 - $116 million; fiscal 2021 - $99 million; and fiscal 2022 - $81 million.
The weighted average remaining useful lives of the intangible assets are as follows:

As at
	February 28, 2017	February 29, 2016
Acquired technology	3.4 years	4.4 years
Intellectual property	8.5 years	7.7 years
Other acquired intangibles	5.0 years	6.0 years

Impairment of LLA
As discussed in Note 1, during fiscal 2017 the Company recorded an LLA Impairment Charge of $501 million, which was applicable to the intellectual property within the asset group associated with the Mobility Solutions segment. There were no LLA impairment charges taken in fiscal 2016 or fiscal 2015.
Sale, disposal and abandonment of long-lived assets
The Company conducts regular reviews of the individual patents, both organically generated and acquired, composing its patent portfolio. As a result of this review, for the year ended February 28, 2017, the Company ceased enforcement and abandoned legal right and title to patents with a cost of $62 million, accumulated amortization of $55 million, and a net book value of approximately $7 million (February 29, 2016 - $592 million, $456 million, and $136 million respectively; February 28, 2015 - $49 million, $15 million and $34 million, respectively).
Goodwill
Changes to the carrying amount of goodwill during the fiscal years ended February 28, 2017 and February 29, 2016 were as follows:

	Mobility Solutions	Software & Services	SAF	Corporate	Total
Carrying amount as at February 28, 2015	$—	$—	$—	$85	$85
Effect of foreign exchange on non-U.S. dollar denominated goodwill	—	—	—	(7)	(7)
Goodwill acquired through business combinations during the year	—	—	—	540	540
Carrying amount as at February 29, 2016	—	—	—	618	618
Allocation of goodwill to segments based on relative fair value of reporting units	5	561	52	(618)	—
Goodwill Impairment Charge	(5)	—	(52)	—	(57)
Effect of foreign exchange on non-U.S. dollar denominated goodwill	—	(2)	—	—	(2)
Carrying amount as at February 28, 2017	$—	$559	$—	$—	$559
As discussed in Note 1, the Company recorded the Goodwill Impairment Charge of $57 million during fiscal 2017.
Accrued liabilities
Accrued liabilities comprised the following:

	As at
	February 28, 2017	February 29, 2016
Warranty	$8	$33
Accrued royalties	43	38
RAP liability	36	38
Other	171	259
	$258	$368

Other accrued liabilities include, among other items, accrued vendor liabilities, accrued carrier liabilities and payroll withholding taxes, among other items, none of which were greater than 5% of the current liabilities balance.
Product Warranty
The change in the Company’s warranty expense and actual warranty experience from March 1, 2014 to February 28, 2017, as well as the accrued warranty obligations, are set forth in the following table:

Accrued warranty obligations as at March 1, 2014	$204
Actual warranty experience during fiscal 2015	(140)
Fiscal 2015 warranty provision	82
Adjustments for changes in estimate	(23)
Accrued warranty obligations as at February 28, 2015	123
Actual warranty experience during fiscal 2016	(44)
Fiscal 2016 warranty provision	39
Adjustments for changes in estimate	(85)
Accrued warranty obligations as at February 29, 2016	33
Transfer of warranty contribution liability from other accrued liabilities	5
Actual warranty experience during fiscal 2017	(10)
Fiscal 2017 warranty provision	9
Adjustments for changes in estimate	(29)
Accrued warranty obligations as at February 28, 2017	$8

During fiscal 2017, the Company’s warranty balance declined significantly as a result of changes in estimate, leading to a recovery of $29 million or $0.06 per share (fiscal 2016 - $85 million or $0.16 per share). The change in estimate resulted from a sustained significant decline in the return rate of the Company’s handheld devices.